Quarterly Results (Unaudited) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Quarterly Financial Information [Line Items]
Revenues	$ 228,108	$ 281,281	$ 287,972	$ 271,765	$ 270,267	$ 288,075	$ 287,734	$ 259,942	$ 1,069,126	$ 1,106,018	$ 993,758
Net income (loss) from continuing operations	(22,584)	8,657	(2,969)	4,636	(86,863)	9,121	10,481	12,588	(12,260)	(54,673)	27,880
Net income (loss)	(24,813)	8,665	(23,866)	3,991	(87,573)	9,581	11,178	13,632	(36,023)	(53,182)	31,587
Net (loss) attributable to noncontrolling interests	(39)	(189)	(159)	(241)	(931)	(828)	(568)	(566)	(628)	(2,893)	(1,596)
Net income (loss) attributable to Layne	$ (24,852)	$ 8,476	$ (24,025)	$ 3,750	$ (88,504)	$ 8,753	$ 10,610	$ 13,066	$ (36,651)	$ (56,075)	$ 29,991
Basic income (loss) per share - continuing operations	$ (1.16)	$ 0.43	$ (0.16)	$ 0.23	$ (4.51)	$ 0.43	$ 0.51	$ 0.62	$ (0.66)	$ (2.96)	$ 1.36
Diluted income (loss) per share - continuing operations	$ (1.15)	$ 0.43	$ (0.16)	$ 0.22	$ (4.49)	$ 0.42	$ 0.50	$ 0.62	$ (0.66)	$ (2.96)	$ 1.34
Basic income (loss) per share	$ (1.28)	$ 0.40	$ (1.23)	$ 0.19	$ (4.55)	$ 0.45	$ 0.55	$ 0.67	$ (1.88)	$ (2.88)	$ 1.55
Diluted income (loss) per share	$ (1.27)	$ 0.43	$ (1.23)	$ 0.19	$ (4.55)	$ 0.45	$ 0.54	$ 0.67	$ (1.88)	$ (2.88)	$ 1.53